Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) - USD ($)											3 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 26, 2025	Sep. 30, 2024	Jun. 28, 2024	Mar. 20, 2024	Dec. 29, 2023	Nov. 10, 2023	Sep. 28, 2023	Dec. 30, 2022	Sep. 30, 2022	Mar. 31, 2025	Dec. 31, 2024
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) [Line Items]
Principal amount			$ 192,069	$ 177,773	$ 373,737	$ 15,000	$ 50,000	$ 22,000	$ 772,769	$ 772,769	$ 474,490	$ 448,287
Forecast [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) [Line Items]
Principal amount	$ 286,259
Shares of common stock (in Shares)		518,102
Redemption price (in Dollars per share)		$ 11.31
Aggregate redemption amount		$ 5,860,000
Trust account amount		6,380,000
Held in the trust account		$ 12,240,000
Promissory Note [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) [Line Items]
Principal amount											$ 474,490